Share-based payment (Tables)	12 Months Ended
Dec. 31, 2017
Equity-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

Stock grant program	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date – U.S.$	Fair value at grant date – U.S.$
		Granted	Vested	Outstanding
August 18, 2016	10	577,101	(577,101)	—	7.32	7.32

Cosan S.A. Industria e Comercio [member] | Equity-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

The vesting period and the position of the outstanding options are as follows:

Share option programs	Expected life (years)	Interest rate—%	Expected volatility—%	Number of instruments on December 31, 2017			Market price on grant date	Exercise price at December 31, 2017	Fair value at grant date—R$(i)
				Granted	Exercisable or Cancelled options	Outstanding
August 18, 2011 (A)	1 to 7	12.39	31.44	4,825,000	(4,417,000)	408,000	22.80	26.05	6.80
August 18, 2011 (B)	1 to 12	12.39	30.32	5,000,000	(2,000,000)	3,000,000	22.80	26.05	8.15
December 12, 2012 (C)	1 to 7	8.78	31.44	700,000	(420,000)	280,000	38.89	47.32	10.10
April 24, 2013	5 to 7	13.35	27.33	970,000	(110,000)	860,000	45.22	54.00	17.95
April 25, 2014	5 to 7	12.43	29.85	960,000	(70,000)	890,000	39.02	43.74	15.67
August 31, 2015	5 to 7	14.18	33.09	759,000	(85,000)	674,000	19.96	18.90	7.67

				13,214,000	(7,102,000)	6,112,000

(i)	The fair value measurement was performed on the Black-Scholes pricing model.

Summary of Number and Weighted-average Exercise Prices of Share Options Under Share Option Programs

The number and weighted-average exercise prices of share options under the share option programs were as follows:

	Number of options	Weighted-average exercise price—R$
At December 31, 2016	7,978,000	32.28
Cancellation or settlements	(461,000)	—
Share options exercised	(1,405,000)	25.91

At December 31, 2017	6,112,000	32.70

Cosan S.A. [member] | Equity-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

The vesting period and the position of the outstanding shares are as follows:

Stock grant program	Expected life (years)	Interest rate—%	Expected volatility—%	Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date—R$
				Granted	Vested or cancellation option	Outstanding
April 27, 2017	5	15.00	32.75	274,000	(30,000)	244,000	32.11	32.11
July 31, 2017	5	15.00	33.70	298,107	(28,100)	270,007	36.06	36.06

				572,107	(58,100)	514,007

Summary of Number and Weighted-average Exercise Prices of Share Options Under Share Option Programs	The number of shares under the stock grant plans were as follows:

Number of shares
At December 31, 2016	—
Granted	572,107
Vested	(8,206)
Cancelled	(49,894)

At December 31, 2017	514,007

Schedule of Restricted Shares

The number of shares and restricted shares of the Company’s programs are as follows:

Number of shares
At December 31, 2016	1,522,220
Granted	2,384,080
Cancellation or settlements	(318,550)

At December 31, 2017	3,587,750

Cosan Logistica [Member] | Equity-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

The table below shows the data of the grants made by the Company:

	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date –R$
		Granted	Vested or cancellation	Outstanding
Stock grant program
2015 Plan (i)	5	1,522,220	(161,620)	1,360,600	6.10	6.10
2016 Plan	5	1,513,180	(152,880)	1,360,300	6.10	6.10
2017 Plan	5	870,900	(4,050)	866,850	10.42	10.42

		3,906,300	(318,550)	3,587,750

(i)	Shares originally granted under the Stock Plan granted in 2015 (4,485,238 shares at the exercise price of R$ 6.30, to be adjusted by the IPCA until the date of the exercise, single acquisition period 5 years, which may be exercised between October 1, 2020 and 2022, at an estimated fair value of R$ 2.83 using the “Black and Scholes” model) were replaced by 1,522,220 shares of the Share-Based Remuneration Program ( additional to the 2016 program), granted on January 2, 2017, which will be delivered by the end of the original program deadline (September 2020).

Cosan Global Limited [Member] | Cash-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

Stock grant program	Expected life (years)	Number of instruments on December 31, 2017			Market price on grant date – U.S.$	Fair value at grant date –U.S.$
		Granted	Vested or Cancelled	Outstanding
September 29, 2017	5	255,000	—	255,000	8.10	8.10

Comgas [member] | Equity-settled plans [member]
Summary Of Vesting Period And Position Of Outstanding Options

The vesting period and the position of the outstanding shares are as follows:

	Expected life (years)			Number of instruments on December 31, 2017			Market price on grant date	Fair value at grant date – R$(i)
		Interest rate—%	Expected volatility—%	Granted	Vested	Outstanding
Stock grant program
April 20, 2017	5	12.16	27.20	61,300	—	61,300	47.80	37.29
December 08, 2017	5	10.09	30.00	97,780	—	97,780	54.25	36.37

				159,080	—	159,080